Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Selling and marketing expenses	106,479	74,971	316,624	109,051
General and administrative expenses	267,453	306,404	1,131,312	2,863,215
Research and development	101,518	88,939	362,538	202,878
Depreciation and amortization	821	1,027	4,106	4,106
TOTAL OPERATING EXPENSES	476,271	471,341	1,814,580	3,179,250
LOSS FROM OPERATIONS BEFORE OTHER INCOME (EXPENSES)	(476,271)	(471,341)	(1,814,580)	(3,179,250)
OTHER INCOME/(EXPENSES)
Interest income	177	337	4,618	1,718
TOTAL OTHER INCOME (EXPENSES)	177	337	4,618	1,718
NET INCOME (LOSS)	$ (476,094)	$ (471,004)	$ (1,809,962)	$ (3,177,532)
BASIC EARNINGS (LOSS) PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
DILUTED EARNINGS (LOSS) PER SHARE	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING BASIC	704,599,512	704,599,512	704,599,512	705,030,048
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING DILUTED	704,599,512	704,599,512	704,599,512	705,030,048